UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2017 (Unaudited)

Deutsche Enhanced Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)
Bonds 87.4%
Angola 0.8%
Republic of Angola, 144A, 9.5%, 11/12/2025 (Cost $1,000,000)		1,000,000	954,640
Argentina 4.7%
Provincia de Buenos Aires, 144A, 9.125%, 3/16/2024		2,125,000	2,316,250
Republic of Argentina:
144A, 5.625%, 1/26/2022		667,000	668,334
144A, 7.5%, 4/22/2026		1,000,000	1,044,000
YPF SA, 144A, 8.5%, 7/28/2025 (b)		1,750,000	1,841,542
(Cost $5,633,528)			5,870,126
Armenia 1.8%
Republic of Armenia, 144A, 7.15%, 3/26/2025 (Cost $2,048,928)		2,100,000	2,199,834
Azerbaijan 1.9%
State Oil Co. of The Azerbaijan Republic, REG S, 4.75%, 3/13/2023 (Cost $2,438,454)		2,500,000	2,413,375
Brazil 8.6%
Marfrig Holdings Europe BV, 144A, 8.0%, 6/8/2023		3,000,000	3,161,250
Minerva Luxembourg SA:
144A, 6.5%, 9/20/2026		950,000	944,063
144A, 12.25%, 2/10/2022		3,000,000	3,195,000
Petrobras Global Finance BV:
6.125%, 1/17/2022 (b)		468,000	482,742
8.375%, 5/23/2021		1,480,000	1,650,200
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		1,345,000	1,314,737
(Cost $10,462,219)			10,747,992
Chile 1.8%
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025		1,500,000	1,547,299
Empresa de Transporte de Pasajeros Metro SA, 144A, 5.0%, 1/25/2047		720,000	719,100
(Cost $2,180,353)			2,266,399
Colombia 3.1%
GrupoSura Finance SA, 144A, 5.5%, 4/29/2026		3,000,000	3,132,000
Republic of Colombia, 4.5%, 1/28/2026 (b)		750,000	783,375
(Cost $3,782,900)			3,915,375
Costa Rica 1.6%
Republic of Costa Rica, 144A, 7.158%, 3/12/2045 (Cost $1,969,987)		2,000,000	1,945,560
Dominican Republic 0.8%
Dominican Republic, 144A, 5.5%, 1/27/2025 (Cost $1,015,069)		1,000,000	992,970
Ecuador 2.7%
Republic of Ecuador, 144A, 10.75%, 3/28/2022 (Cost $3,000,000)		3,000,000	3,367,500
El Salvador 0.8%
Agricola Senior Trust, 144A, 6.75%, 6/18/2020 (Cost $1,000,000)		1,000,000	1,012,500
Ghana 0.5%
Republic of Ghana, 144A, 9.25%, 9/15/2022 (b) (Cost $540,000)		540,000	570,499
Greece 0.4%
Black Sea Trade & Development Bank, 144A, 4.875%, 5/6/2021 (Cost $496,350)		500,000	525,000
Honduras 0.9%
Government of Honduras, 144A, 6.25%, 1/19/2027 (Cost $1,165,000)		1,165,000	1,156,845
Hungary 1.3%
Republic of Hungary:
6.375%, 3/29/2021		400,000	447,864
Series 19/A, 6.5%, 6/24/2019	HUF	299,300,000	1,184,061
(Cost $1,776,924)			1,631,925
India 1.6%
Adani Transmission Ltd., 144A, 4.0%, 8/3/2026		200,000	190,012
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		750,000	786,811
UPL Corp., Ltd., 144A, 3.25%, 10/13/2021		1,000,000	977,527
(Cost $2,002,101)			1,954,350
Indonesia 6.5%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	26,800,000,000	2,104,904
Pertamina Persero PT:
144A, 5.25%, 5/23/2021		1,550,000	1,639,114
144A, 5.625%, 5/20/2043		2,000,000	1,895,344
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.325%, 5/28/2025		2,500,000	2,525,750
(Cost $7,827,891)			8,165,112
Ireland 1.0%
Novatek OAO, 144A, 4.422%, 12/13/2022 (Cost $1,290,900)		1,300,000	1,298,076
Ivory Coast 0.9%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $1,175,460)		1,200,000	1,167,504
Jamaica 0.7%
Government of Jamaica, 8.0%, 3/15/2039 (Cost $843,275)		740,000	828,822
Kazakhstan 5.4%
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	3,000,000	3,283,191
144A, 4.625%, 5/24/2023		2,450,000	2,324,207
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018		1,000,000	1,084,000
(Cost $6,520,736)			6,691,398
Kuwait 0.6%
Equate Petrochemical BV, 144A, 4.25%, 11/3/2026 (Cost $706,284)		715,000	702,488
Mexico 7.9%
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022 (b)		1,000,000	997,500
Cemex SAB de CV, 144A, 7.75%, 4/16/2026 (b)		642,000	713,422
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		750,000	750,000
Elementia SAB de CV, 144A, 5.5%, 1/15/2025		1,300,000	1,254,500
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		870,000	855,645
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	13,667,708	628,806
Petroleos Mexicanos:
4.625%, 9/21/2023		810,000	789,750
144A, 5.375%, 3/13/2022		364,000	371,080
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	81,124,100	3,461,780
(Cost $9,929,385)			9,822,483
Morocco 1.0%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,199,648
Namibia 1.6%
Republic of Namibia, 144A, 5.25%, 10/29/2025 (Cost $1,980,860)		2,000,000	1,984,160
Paraguay 2.2%
Republic of Paraguay, 144A, 4.625%, 1/25/2023		500,000	507,695
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		2,200,000	2,271,500
(Cost $2,763,438)			2,779,195
Peru 0.4%
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022 (Cost $513,798)		500,000	528,150
Philippines 1.1%
Bangko Sentral Ng Pilipinas Bond, Series A, 8.6%, 6/15/2027 (Cost $1,060,518)		1,000,000	1,390,000
Russia 7.0%
GTH Finance BV, 144A, 7.25%, 4/26/2023		2,000,000	2,180,000
Novolipetsk Steel, 144A, 4.5%, 6/15/2023		1,000,000	999,950
Russian Railways, REG S, 5.739%, 4/3/2017		1,000,000	1,005,376
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		1,250,000	1,307,750
Vnesheconombank:
REG S, 4.032%, 2/21/2023	EUR	1,865,000	2,097,824
144A, 6.902%, 7/9/2020		1,000,000	1,087,500
(Cost $8,264,796)			8,678,400
South Africa 3.0%
Eskom Holdings SOC Ltd., 144A, 5.75%, 1/26/2021 (Cost $3,740,625)		3,750,000	3,736,087
Sri Lanka 4.9%
National Savings Bank:
144A, 5.15%, 9/10/2019		1,000,000	1,009,000
144A, 8.875%, 9/18/2018		1,530,000	1,630,215
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		2,800,000	2,841,812
144A, 5.75%, 1/18/2022		605,000	605,373
(Cost $6,019,906)			6,086,400
Turkey 4.7%
Akbank TAS, 144A, 5.0%, 10/24/2022		1,200,000	1,143,398
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		5,000,000	4,747,600
(Cost $6,125,313)			5,890,998
Ukraine 2.6%
Government of Ukraine, 144A, 7.75%, 9/1/2022 (Cost $3,273,360)		3,340,000	3,191,370
United Arab Emirates 2.0%
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017 (Cost $3,236,837)	GBP	2,000,000	2,515,999
United States 0.6%
U.S. Treasury Note, 0.75%, 10/31/2017 (Cost $699,753)		700,000	699,891
Total Bonds (Cost $107,860,471)			108,881,071
		Shares	Value ($)
Securities Lending Collateral 4.6%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (c) (d) (Cost $5,762,770)		5,762,770	5,762,770
Cash Equivalents 5.5%
Deutsche Central Cash Management Government Fund, 0.54% (c) (Cost $6,836,185)		6,836,185	6,836,185
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $120,459,426) †		97.5	121,480,026
Other Assets and Liabilities, Net		2.5	3,135,581
Net Assets		100.0	124,615,607

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
† The cost for federal income tax purposes was $120,484,426. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $995,600. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,826,393 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,830,793.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $4,124,151, which is 3.3% of net assets.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
As of January 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	36,600,000	USD	1,799,100	2/14/2017	47,322	Barclays Bank PLC
USD	882,018	MXN	18,450,000	2/21/2017	339	JPMorgan Chase Securities, Inc.
USD	1,140,012	MXN	24,600,000	2/21/2017	36,464	JPMorgan Chase Securities, Inc.
USD	1,150,784	MXN	24,599,436	2/21/2017	25,665	Barclays Bank PLC
MXN	73,799,436	USD	3,580,632	2/21/2017	51,231	JPMorgan Chase Securities, Inc.
MXN	13,050,000	USD	624,077	2/28/2017	598	Toronto-Dominion Bank
USD	2,492,565	JPY	290,000,000	3/13/2017	79,245	Citigroup, Inc.
USD	2,533,083	JPY	290,000,000	3/13/2017	38,728	Goldman Sachs & Co.
USD	2,690,020	EUR	2,500,000	3/13/2017	13,170	Barclays Bank PLC
Total unrealized appreciation					292,762
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	1,058,000	USD	1,323,272	2/2/2017	(7,691)	Nomura International PLC
GBP	1,058,000	USD	1,323,272	2/2/2017	(7,730)	Nomura International PLC
USD	1,830,773	MXN	36,600,000	2/14/2017	(78,994)	Citigroup, Inc.
USD	294,182	MXN	6,150,000	2/21/2017	(63)	JPMorgan Chase Securities, Inc.
MXN	36,900,000	USD	1,727,912	2/21/2017	(36,802)	Goldman Sachs & Co.
USD	625,539	MXN	13,050,000	2/28/2017	(2,060)	Toronto-Dominion Bank
JPY	290,000,000	USD	2,554,634	3/13/2017	(17,177)	Goldman Sachs & Co.
EUR	2,500,000	USD	2,650,828	3/13/2017	(52,362)	Barclays Bank PLC
JPY	290,000,000	USD	2,527,817	3/13/2017	(43,994)	Citigroup, Inc.
EUR	10,867,000	USD	11,730,383	4/25/2017	(45,058)	Barclays Bank PLC
Total unrealized depreciation					(291,931)

Currency Abbreviations
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Bonds	$—	$108,881,071	$—	$108,881,071
Short-Term Investments (e)	12,598,955	—	—	12,598,955
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	292,762	—	292,762
Total	$12,598,955	$109,173,833	$—	$121,772,788
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(291,931)	$—	$(291,931)
Total	$—	$(291,931)	$—	$(291,931)

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 831

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Emerging Markets Fixed Income Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017